Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	SATIXFY COMMUNICATIONS LTD.
Entity Central Index Key	0001915403
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Primary SIC Number	3663
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	12 Hamada St.
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	670315
City Area Code	972
Local Phone Number	8-939-3200
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102